Commitments and Contingencies - Additional Information (Detail) HKD in Millions	1 Months Ended					12 Months Ended
	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥) shares	Aug. 31, 2016 CNY (¥) shares	Jun. 30, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($) shares	Oct. 31, 2016 USD ($)	Aug. 06, 2016 CNY (¥)	Aug. 06, 2016 USD ($)	Jun. 30, 2016 HKD
Loss Contingencies [Line Items]
Operating lease rental expenses						¥ 12,700,000	$ 1,800,000	¥ 19,400,000	¥ 22,200,000
Funds raised for the development of CrossFire new mobile game	¥ 57,499,910					57,499,910				$ 8,281,710
Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement") | Condition One
Loss Contingencies [Line Items]
Equity method investment, ownership percentage to be acquired	19.11%	19.11%
Equity method investment, ownership to be acquired	¥ 18,300,000	$ 2,600,000
L&A International Holding Limited
Loss Contingencies [Line Items]
Line of credit amount	82,500,000				$ 92,300,000	82,500,000				11,900,000				HKD 92.3
Interest rate					2.00%									2.00%
Line of credit , duration					24 months
Amount of shares pledged					417,440,000
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
Loss Contingencies [Line Items]
Funds raised for the development of CrossFire new mobile game	57,500,000		¥ 57,500,000			57,500,000				8,300,000
Additional funds aimed to be raised for the development of CrossFire new mobile game	100,000,000					100,000,000				$ 14,400,000
Funds required for the development of CrossFire new mobile game	¥ 157,500,000			¥ 157,500,000		¥ 157,500,000						¥ 157,500,000	$ 22,700,000
Shares of option unvested	634,921					634,921				634,921
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange | Elegant Wisdom Limited
Loss Contingencies [Line Items]
Option granted			365,079	1,000,000
Game
Loss Contingencies [Line Items]
Development fee payable to third party			¥ 8,600,000								$ 1,200,000
Development fee paid to third party						¥ 1,800,000	$ 300,000